Offerings	Oct. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	9,696,882
Proposed Maximum Offering Price per Unit | $ / shares	1.82
Maximum Aggregate Offering Price	$ 17,648,325.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,437.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of Blink Charging Co. (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s Common Stock on October 17, 2025, as reported on Nasdaq.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	3,898,177
Proposed Maximum Offering Price per Unit | $ / shares	1.82
Maximum Aggregate Offering Price	$ 7,094,682.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 979.78
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of Blink Charging Co. (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s Common Stock on October 17, 2025, as reported on Nasdaq.Represents the estimated maximum number of shares of Common Stock issuable upon the exercise of warrants to be offered for resale from time to time by the selling stockholders named in the prospectus that forms a part of the registration statement to which this exhibit is attached.